Post-Employment and Other Non-current Employee Benefits - Summary of Amounts and Types of Securities of Company's in Related Parties included in Portfolio Fund (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Securities | Grupo Industrial Bimbo, S.A.B. de C. V.
Disclosure of Investment Securities [line items]
Investment funds in portfolio	$ 25	$ 28
Debt Securities | Grupo Financiero Banorte, S.A.B. de C.V.
Disclosure of Investment Securities [line items]
Investment funds in portfolio	9	9
Debt Securities | El Puerto de Liverpool, S.A.B. de C.V.
Disclosure of Investment Securities [line items]
Investment funds in portfolio	9	0
Capital Securities | El Puerto de Liverpool, S.A.B. de C.V.
Disclosure of Investment Securities [line items]
Investment funds in portfolio	0	0
Capital Securities | Fomento Económico Mexicano, S.A.B. de C.V.
Disclosure of Investment Securities [line items]
Investment funds in portfolio	3	3
Capital Securities | Alfa, S.A.B. de C.V.
Disclosure of Investment Securities [line items]
Investment funds in portfolio	$ 0	$ 0